Segment Information	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Segment Information

 Note 3 | Segment information

The Company has four reportable operating segments: Nutrien Ag Solutions (“Retail”), Potash, Nitrogen and Phosphate. The Retail segment distributes crop nutrients, crop protection products, seed and merchandise. Retail provides services directly to growers through a network of retail locations in North America, South America and Australia. The Potash, Nitrogen and Phosphate segments are differentiated by the chemical nutrient contained in the products that each produces.

The Executive Leadership Team (“ELT”), comprised of officers at the Executive Vice President level and above, is the Chief Operating Decision Maker (“CODM”). The CODM uses adjusted EBITDA, calculated as below, to measure performance and allocate resources to the operating segments. The CODM considers adjusted EBITDA to be a meaningful measure because it is not impacted by long-term investment and financing decisions, but rather focuses on the performance of our day-to-day operations. In addition, it excludes the impact of impairments and other costs that are centrally managed by our corporate function.

We determine the composition of the reportable segments based on factors including risks and returns, internal organization, and internal reports reviewed by the CODM. We allocate certain expenses across segments based on reasonable considerations such as production capabilities or historical trends.

						Corporate
	2023	Retail	Potash	Nitrogen	Phosphate	and Others	Eliminations	Consolidated
Sales	– third party	19,542	3,735	3,804	1,975	‐	‐	29,056
	– intersegment	‐	431	931	288	‐	(1,650)	‐
Sales	– total	19,542	4,166	4,735	2,263	‐	(1,650)	29,056
	Freight, transportation and distribution	‐	407	528	270	‐	(231)	974
	Net sales	19,542	3,759	4,207	1,993	‐	(1,419)	28,082
	Cost of goods sold	15,112	1,396	2,828	1,760	‐	(1,488)	19,608
	Gross margin	4,430	2,363	1,379	233	‐	69	8,474
	Selling expenses	3,375	12	27	6	‐	(23)	3,397
	General and administrative expenses	217	13	21	11	364	‐	626
	Provincial mining taxes	‐	398	‐	‐	‐	‐	398
	Share-based compensation recovery	‐	‐	‐	‐	(14)	‐	(14)
	Impairment of assets (Notes 13 and 14)	465	‐	76	233	‐	‐	774
	Other expenses (income)	158	(1)	(27)	40	348	30	548
	Earnings (loss) before finance costs and income taxes	215	1,941	1,282	(57)	(698)	62	2,745
	Depreciation and amortization	759	463	572	294	81	‐	2,169
	EBITDA [1]	974	2,404	1,854	237	(617)	62	4,914
	Integration and restructuring related costs	20	‐	‐	‐	29	‐	49
	Share-based compensation recovery	‐	‐	‐	‐	(14)	‐	(14)
	Impairment of assets (Notes 13 and 14)	465	‐	76	233	‐	‐	774
	ARO/ERL expense for non-operating sites [2]	‐	‐	‐	‐	152	‐	152
	Foreign exchange loss, net of related derivatives	‐	‐	‐	‐	91	‐	91
	Loss on Blue Chip Swaps	‐	‐	‐	‐	92	‐	92
	Adjusted EBITDA	1,459	2,404	1,930	470	(267)	62	6,058
	Assets	23,056	13,571	11,466	2,438	2,818	(600)	52,749

1  EBITDA is calculated as net earnings (loss) before finance costs, income taxes, and depreciation and amortization.

2  ARO/ERL refers to asset retirement obligations and accrued environmental costs.

						Corporate
	2022	Retail	Potash	Nitrogen	Phosphate	and Others	Eliminations	Consolidated
Sales	– third party	21,266	7,600	6,755	2,263	‐	‐	37,884
	– intersegment	84	599	1,293	357	‐	(2,333)	‐
Sales	– total	21,350	8,199	8,048	2,620	‐	(2,333)	37,884
	Freight, transportation and distribution	‐	300	515	243	‐	(186)	872
	Net sales	21,350	7,899	7,533	2,377	‐	(2,147)	37,012
	Cost of goods sold	16,171	1,400	4,252	1,884	‐	(2,119)	21,588
	Gross margin	5,179	6,499	3,281	493	‐	(28)	15,424
	Selling expenses	3,392	10	28	7	(1)	(22)	3,414
	General and administrative expenses	200	9	17	13	326	‐	565
	Provincial mining taxes	‐	1,149	‐	‐	‐	‐	1,149
	Share-based compensation expense	‐	‐	‐	‐	63	‐	63
	Reversal of impairment of assets (Note 13)	‐	‐	‐	(780)	‐	‐	(780)
	Other expenses (income)	29	5	(137)	67	227	13	204
	Earnings (loss) before finance costs and income taxes	1,558	5,326	3,373	1,186	(615)	(19)	10,809
	Depreciation and amortization	752	443	558	188	71	‐	2,012
	EBITDA	2,310	5,769	3,931	1,374	(544)	(19)	12,821
	Integration and restructuring related costs	2	‐	‐	‐	44	‐	46
	Share-based compensation expense	‐	‐	‐	‐	63	‐	63
	Reversal of impairment of assets (Note 13)	‐	‐	‐	(780)	‐	‐	(780)
	COVID-19 coronavirus pandemic ("COVID-19") related expenses	‐	‐	‐	‐	8	‐	8
	Foreign exchange loss, net of related derivatives	‐	‐	‐	‐	31	‐	31
	Gain on disposal of investment	(19)	‐	‐	‐	‐	‐	(19)
	Adjusted EBITDA	2,293	5,769	3,931	594	(398)	(19)	12,170
	Assets	24,451	13,921	11,807	2,661	2,622	(876)	54,586

Retail Segment Product Line	Sales
Crop nutrients	Dry and liquid macronutrient products including potash, nitrogen and phosphate, and proprietary liquid micronutrient products.
Crop protection products	Various third-party supplier and proprietary products designed to maintain crop quality and manage plant diseases, weeds and other pests.
Seed	Various third-party supplier seed brands and proprietary seed product lines.
Merchandise	Fencing, feed supplements, livestock-related animal health products, storage and irrigation equipment, and other products.
Nutrien Financial	Financing solutions provided to US and Australia Retail branches and customers in support of Nutrien’s agricultural product and service sales.
Services and other revenues	Product application, soil and leaf testing, crop scouting and precision agriculture services, and water services.

Segment	Products	Sales Prices Impacted By
Potash	North America – primarily granular Offshore (international) – primarily granular and standard
  North American prices referenced at delivered prices (including transportation and distribution costs)
  International prices pursuant to term and spot contract prices (excluding transportation and distribution costs)

Nitrogen	Ammonia, urea and environmentally smart nitrogen (“ESN®”), and nitrogen solutions, nitrates and sulfates	Global energy costs and supply
Phosphate	Solid and liquid fertilizers, and industrial and feed products	Global prices and supplies of ammonia and sulfur

	2023	2022
Retail sales by product line
Crop nutrients	8,379	10,060
Crop protection products	6,750	7,067
Seed	2,295	2,112
Merchandise	1,001	1,019
Nutrien Financial	322	267
Services and other	927	966
Nutrien Financial elimination [1]	(132)	(141)
	19,542	21,350
Potash sales by geography
Manufactured product
North America	2,090	2,785
Offshore [2]	2,076	5,414
	4,166	8,199
Nitrogen sales by product line
Manufactured product
Ammonia	1,337	2,834
Urea and ESN® [3]	1,624	2,268
Solutions, nitrates and sulfates	1,367	1,996
Other nitrogen and purchased products [3]	407	950
	4,735	8,048
Phosphate sales by product line
Manufactured product
Fertilizer	1,264	1,520
Industrial and feed	703	763
Other phosphate and purchased products	296	337
	2,263	2,620

1  Represents elimination of the interest and service fees charged by Nutrien Financial to Retail branches.

2  Relates to Canpotex, a major customer, and includes other revenue representing provisional pricing adjustments of $(394) (2022 – $(105)) (Note 28).

3  Certain immaterial 2022 figures have been reclassified.

	Sales – Third Party by Customer Location				Non-Current Assets [1]
	2023		2022		2023	2022
United States	17,656		20,089		16,001	15,971
Canada	3,111		3,783		18,987	18,303
Australia	3,389		3,877		1,069	1,105
Canpotex (Note 28)	2,076		5,414		‐	‐
Trinidad	29		15		661	688
Brazil	1,048		1,136		555	851
Other South America	876	[2]	1,507	[2]	48	64
Other	871	[3]	2,063	[3]	389	457
	29,056		37,884		37,710	37,439

1  Excludes financial instruments (other than equity-accounted investees), deferred tax assets and post-employment benefit assets.

2  Other South America third-party sales includes sales to Argentina of $526 (2022 – $666).

3  Other third-party sales primarily relate to Europe of $314 (2022 – $856) and Others of $557 (2022 – $1,207).

Canpotex sales by market (%)	2023	2022
Latin America	47	34
Other Asian markets [1]	28	34
China	9	14
India	5	8
Other markets	11	10

1  All Asian markets except China and India.